Mining rights (Tables)	12 Months Ended
Dec. 31, 2018
Mining rights [abstract]
Detailed information about mining rights
	2018	2017
Beginning of the year
Cost	2,406,567	2,406,567
Accumulated impairment losses	(760,296)	(760,296)

Net book value	1,646,271	1,646,271

Movement:
Addition	-	-
Impairment charge for the year	(135,085)	-

End of the year	1,511,186	1,646,271
Cost	2,406,567	2,406,567
Accumulated impairment losses	(895,381)	(760,296)

Net book value	1,511,186	1,646,271